OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
OTHER INTANGIBLE ASSETS
OTHER INTANGIBLE ASSETS

23.     OTHER INTANGIBLE ASSETS

Other intangible assets primarily consist of billing, telecommunication, accounting and office software as well as numbering capacity, customer base and licenses. These assets are assets with finite useful lives. They are initially recognized at cost and amortized on a straight-line basis over their estimated useful lives.

Net book value of other intangible assets as at December 31, 2018, December 31, 2017 and December 31, 2016 and January 1, 2016 was as follows:

		Right to	Billing and			Cost-to-
		use radio	other		Numbering	obtain
	Licenses	frequencies	software	Client base	capacity	contracts	Other	Total
Useful life, years	1 to 20	1 to 15	1 to 25	4 to 31	2 to 15	2 to 5	1 to 10
Cost
January 1, 2016	28,490	9,326	93,134	7,537	3,208	—	9,767	151,462
Additions	3,382	245	27,658	—	65	—	232	31,582
Arising on business combinations (Note 5)	323	—	—	—	—	—	—	323
Disposal of UMS (Note 10)	—	—	(1,891)	—	—	—	(3,687)	(5,578)
Disposal	(2)	(582)	(10,509)	(164)	(160)	—	(2,842)	(14,259)
Other	44	(40)	(87)	—	(4)	—	(40)	(127)
Foreign exchange differences	(5,101)	—	(3,763)	—	(39)	—	(1,187)	(10,090)
December 31, 2016	27,136	8,949	104,542	7,373	3,070	—	2,243	153,313
Additions	1,647	13	24,686	—	12	—	219	26,577
Arising on business combinations (Note 5)	260	—	163	—	—	—	150	573
Disposal	(93)	(1,112)	(8,429)	(50)	(158)	—	(166)	(10,008)
Other	(2)	1	(6)	—	—	—	57	50
Foreign exchange differences	(1,207)	—	(980)	—	(9)	—	(23)	(2,219)
December 31, 2017	27,741	7,851	119,976	7,323	2,915	—	2,480	168,286
Additions	7,479	19	20,884	—	10	3,961	401	32,754
Arising on business combinations (Note 5)	—	—	3,021	1,530	1	—	909	5,461
Effect on adoption of IFRS 15 (Note 7)	—	—	—	—	—	19,197		19,197
Impairment	—	—	(168)	—	—	—	(20)	(188)
Disposal	(223)	(1,223)	(8,215)	(63)	(82)	—	(198)	(10,004)
Other	—	1	89	—	—	—	(46)	44
Foreign exchange differences	4,630	—	2,977	—	22	202	80	7,913
December 31, 2018	39,627	6,648	138,564	8,790	2,866	23,360	3,606	223,463
Accumulated amortisation and impairment
January 1, 2016	(9,873)	(4,261)	(50,557)	(3,619)	(2,996)	—	(5,560)	(76,866)
Charge for the year	(2,092)	(1,170)	(18,002)	(620)	(46)	—	(1,389)	(23,319)
Disposal of UMS (Note 10)	—	—	494	—	—	—	2,162	2,656
Disposal	2	582	10,193	164	160	—	2,836	13,937
Other	(7)	20	43	—	(13)	—	(42)	1
Foreign exchange differences	2,007	—	2,697	—	34	—	668	5,406
December 31, 2016	(9,963)	(4,829)	(55,132)	(4,075)	(2,861)	—	(1,325)	(78,185)
Charge for the year	(2,180)	(1,042)	(17,614)	(616)	(57)	—	(224)	(21,733)
Impairment	—	—	(148)	—	—	—	—	(148)
Disposal	92	1,108	8,345	50	158	—	157	9,910
Other	—	2	(17)	—	(4)	—	(31)	(50)
Foreign exchange differences	570	—	726	—	8	—	13	1,317
December 31, 2017	(11,481)	(4,761)	(63,840)	(4,641)	(2,756)	—	(1,410)	(88,889)
Charge for the year	(2,711)	(796)	(20,941)	(680)	(57)	(3,876)	(427)	(29,488)
Arising on business combinations	—	—	(1,785)	—	—	—	—	(1,785)
Effect on adoption of IFRS 15 (Note 7)	—	—	—	—	—	(12,368)	—	(12,368)
Effect on assets impairment	—	—	44	—	—	—	6	50
Disposal	193	971	7,994	63	82	—	180	9,483
Other	—	—	(70)	—	—	—	26	(44)
Foreign exchange differences	(2,114)	—	(2,187)	—	(21)	(99)	(37)	(4,458)
December 31, 2018	(16,113)	(4,586)	(80,785)	(5,258)	(2,752)	(16,343)	(1,662)	(127,499)
Net book value
January 1, 2016	18,617	5,065	42,577	3,918	212	—	4,207	74,596
December 31, 2016	17,173	4,120	49,410	3,298	209	—	918	75,128
December 31, 2017	16,260	3,090	56,136	2,682	159	—	1,070	79,397
December 31, 2018	23,514	2,062	57,779	3,532	114	7,017	1,944	95,962

In connection with providing telecommunication services, the Group has been issued with various GSM operating licenses by the Russian Ministry of Information Technologies and Communications. In addition to the licenses received directly from the Russian Ministry of Information Technologies and Communications, the Group has been granted access to various telecommunication licenses through acquisitions. In foreign subsidiaries, the licenses are granted by the local communication authorities.

Operating licenses contain several conditions specified by legislation which generally include the required date of services provision, territorial coverage and expiration date. Management believes that the Group is in compliance with all material terms of its licenses.

The Group’s operating licenses do not provide for automatic renewal. All licenses covering the territories of the Russian Federation expired as of December 31, 2018 were renewed. The cost to renew the licenses was not significant. Weighted-average period until the next renewal of licenses in the Russian Federation is five years.

The license for the provision of telecommunication services in Ukraine was renewed in 2013 and is valid until 2026. The license for the provision of telecommunication services in Armenia is valid until 2019.

Contractual obligations to purchase intangible assets are disclosed in the Note 34.

The amount of intangible assets generated internally was not significant.